DEPOSITS BY CUSTOMERS - Summary of Deposits (Details) - COP ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
DEPOSITS BY CUSTOMERS
Saving accounts	$ 111,241,322	$ 108,971,334
Time deposits	106,871,203	98,686,516
Checking accounts	35,245,828	34,993,066
Other deposits	4,510,923	5,290,264
Total deposits by customers	$ 257,869,276	247,941,180
Borrowings, maturity	6 and 12 months
Percentage of revaluation of Colombian peso against US Dollar	8.53%
Nequi
DEPOSITS BY CUSTOMERS
Total deposits by customers	$ 3,187,057	$ 2,924,906